Financial instruments (Details 4) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 77	SFr 204
Transfers in, assets	0	0
Transfers out, assets	0	(135)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	74	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	0
Balance at end of period, assets	146	69
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	17,180	13,710
Transfers in, assets	2,385	1,282
Transfers out, assets	(2,087)	(2,207)
Purchases, assets	4,355	5,319
Sales, assets	(4,832)	(5,098)
Issuances, assets	848	1,542
Settlements, assets	(2,902)	(2,256)
Gain (loss) on transfers in/out included in trading revenues, assets	(13)	23
Gain (loss) on all other activity included in trading revenues, assets	244	1,171
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	0
Foreign currency translation impact, assets	(1,043)	(5)
Balance at end of period, assets	14,137	13,481
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,465	5,069
Transfers in, assets	434	518
Transfers out, assets	(681)	(1,261)
Purchases, assets	1,288	3,644
Sales, assets	(1,665)	(3,747)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	(44)
Gain (loss) on all other activity included in trading revenues, assets	208	410
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(348)	11
Balance at end of period, assets	3,696	4,600
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,435	2,128
Transfers in, assets	114	135
Transfers out, assets	(131)	(487)
Purchases, assets	495	837
Sales, assets	(677)	(1,062)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(59)
Gain (loss) on all other activity included in trading revenues, assets	157	272
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(146)	10
Balance at end of period, assets	1,243	1,774
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	612	436
Transfers in, assets	259	309
Transfers out, assets	(300)	(252)
Purchases, assets	476	430
Sales, assets	(483)	(439)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	12
Gain (loss) on all other activity included in trading revenues, assets	58	55
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(35)	(3)
Balance at end of period, assets	585	548
Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	257	417
Transfers in, assets	20	44
Transfers out, assets	(47)	(181)
Purchases, assets	139	172
Sales, assets	(169)	(102)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	2	1
Gain (loss) on all other activity included in trading revenues, assets	(31)	(15)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(13)	(2)
Balance at end of period, assets	158	334
Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,421	1,567
Transfers in, assets	17	17
Transfers out, assets	(161)	(130)
Purchases, assets	158	1,950
Sales, assets	(203)	(2,097)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets	42	68
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(78)	(5)
Balance at end of period, assets	1,195	1,369
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,566	595
Transfers in, assets	114	117
Transfers out, assets	(273)	(231)
Purchases, assets	603	303
Sales, assets	(296)	(266)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	13	42
Gain (loss) on all other activity included in trading revenues, assets	53	118
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(92)	(4)
Balance at end of period, assets	1,688	674
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,823	5,217
Transfers in, assets	1,130	368
Transfers out, assets	(593)	(266)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	848	1,542
Settlements, assets	(2,786)	(2,134)
Gain (loss) on transfers in/out included in trading revenues, assets	(27)	19
Gain (loss) on all other activity included in trading revenues, assets	(172)	384
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	0
Foreign currency translation impact, assets	(369)	(5)
Balance at end of period, assets	4,856	5,125
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,803	1,574
Transfers in, assets	23	31
Transfers out, assets	(198)	(12)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	281	92
Settlements, assets	(364)	(361)
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	5
Gain (loss) on all other activity included in trading revenues, assets	(301)	381
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(97)	3
Balance at end of period, assets	1,141	1,713
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,569	1,138
Transfers in, assets	656	251
Transfers out, assets	(304)	(124)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	170	314
Settlements, assets	(1,472)	(504)
Gain (loss) on transfers in/out included in trading revenues, assets	(24)	(3)
Gain (loss) on all other activity included in trading revenues, assets	(181)	28
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(122)	(3)
Balance at end of period, assets	1,292	1,097
Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,063	1,240
Transfers in, assets	306	24
Transfers out, assets	(91)	(123)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	191	192
Settlements, assets	(503)	(257)
Gain (loss) on transfers in/out included in trading revenues, assets	2	14
Gain (loss) on all other activity included in trading revenues, assets	26	(157)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	0
Foreign currency translation impact, assets	(58)	(1)
Balance at end of period, assets	938	932
Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,326	2,829
Transfers in, assets	707	279
Transfers out, assets	(540)	(449)
Purchases, assets	2,464	1,372
Sales, assets	(2,871)	(1,085)
Issuances, assets	0	0
Settlements, assets	(116)	(122)
Gain (loss) on transfers in/out included in trading revenues, assets	6	6
Gain (loss) on all other activity included in trading revenues, assets	155	259
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(234)	(7)
Balance at end of period, assets	3,897	3,082
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3	2
Transfers in, assets	0	0
Transfers out, assets	(65)	0
Purchases, assets	215	0
Sales, assets	(2)	0
Issuances, assets	0	0
Settlements, assets	(8)	0
Gain (loss) on transfers in/out included in trading revenues, assets	7	0
Gain (loss) on all other activity included in trading revenues, assets	1	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(3)	1
Balance at end of period, assets	148	3
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,271	6,963
Transfers in, assets	0	0
Transfers out, assets	(5)	(14)
Purchases, assets	190	547
Sales, assets	(635)	(3,154)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(42)	98
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(39)	443
Foreign currency translation impact, assets	(323)	7
Balance at end of period, assets	4,417	4,890
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,834	1,600
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	100	100
Sales, assets	(163)	(154)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(45)	65
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(101)	(6)
Balance at end of period, assets	1,625	1,605
Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,437	5,363
Transfers in, assets	0	0
Transfers out, assets	(5)	(14)
Purchases, assets	90	447
Sales, assets	(472)	(3,000)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	3	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(39)	443
Foreign currency translation impact, assets	(222)	13
Balance at end of period, assets	2,792	3,285
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,353	7,998
Transfers in, assets	631	109
Transfers out, assets	(750)	(366)
Purchases, assets	334	172
Sales, assets	(665)	(912)
Issuances, assets	1,295	2,516
Settlements, assets	(1,391)	(896)
Gain (loss) on transfers in/out included in trading revenues, assets	0	1
Gain (loss) on all other activity included in trading revenues, assets	(5)	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	13	2
Foreign currency translation impact, assets	(546)	(30)
Balance at end of period, assets	8,269	8,598
Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,853	5,309
Transfers in, assets	360	107
Transfers out, assets	(154)	(276)
Purchases, assets	12	161
Sales, assets	(502)	(628)
Issuances, assets	825	1,799
Settlements, assets	(763)	(758)
Gain (loss) on transfers in/out included in trading revenues, assets	0	1
Gain (loss) on all other activity included in trading revenues, assets	23	5
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	0
Foreign currency translation impact, assets	(353)	(21)
Balance at end of period, assets	5,306	5,699
Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,494	1,322
Transfers in, assets	240	2
Transfers out, assets	(132)	(17)
Purchases, assets	26	11
Sales, assets	(21)	(81)
Issuances, assets	452	429
Settlements, assets	(132)	(98)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(28)	3
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	8	4
Foreign currency translation impact, assets	(87)	(3)
Balance at end of period, assets	1,820	1,572
Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	42
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	10	26
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	6	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(2)
Foreign currency translation impact, assets	(5)	0
Balance at end of period, assets	81	66
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,468	6,159
Transfers in, assets	1,260	1,428
Transfers out, assets	(2,460)	(1,561)
Purchases, assets	2,880	2,407
Sales, assets	(2,359)	(2,181)
Issuances, assets	478	347
Settlements, assets	(960)	(827)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	19
Gain (loss) on all other activity included in trading revenues, assets	(131)	127
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(13)	(1)
Foreign currency translation impact, assets	(508)	6
Balance at end of period, assets	5,653	5,923
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,851	5,615
Transfers in, assets	1,259	1,427
Transfers out, assets	(2,415)	(1,544)
Purchases, assets	2,832	2,159
Sales, assets	(2,242)	(2,118)
Issuances, assets	478	346
Settlements, assets	(960)	(828)
Gain (loss) on transfers in/out included in trading revenues, assets	1	25
Gain (loss) on all other activity included in trading revenues, assets	(21)	152
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(13)	(1)
Foreign currency translation impact, assets	(479)	9
Balance at end of period, assets	5,291	5,242
Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(129)
Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	39,422	35,078
Transfers in, assets	4,276	2,819
Transfers out, assets	(5,367)	(4,283)
Purchases, assets	7,984	8,471
Sales, assets	(8,493)	(11,345)
Issuances, assets	2,695	4,405
Settlements, assets	(5,261)	(3,979)
Gain (loss) on transfers in/out included in trading revenues, assets	(8)	43
Gain (loss) on all other activity included in trading revenues, assets	73	1,400
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(37)	442
Foreign currency translation impact, assets	(2,433)	(21)
Balance at end of period, assets	SFr 32,851	SFr 33,030